FEDERATED HERMES MUNICIPAL SECURITIES INCOME TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

October 27, 2022

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MUNICIPAL SECURITIES INCOME TRUST (the “Registrant”)

Federated Hermes Michigan Intermediate Municipal Fund

Class A Shares

Institutional Shares

Federated Hermes Municipal High Yield Advantage Fund

Class A Shares

Class B Shares

Class C Shares

Class F Shares

Institutional Shares

Federated Hermes Ohio Municipal Income Fund

Class A Shares

Class F Shares

Institutional Shares

Federated Hermes Pennsylvania Municipal Income Fund

Class A Shares

Institutional Shares (the “collectively, the Funds”)

1933 Act File No. 33-36729 1940 Act File No. 811-6165

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated October 31, 2022, that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 84 on October 26, 2022.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary